INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 4.2	$ 4.2	$ 4.0
Additions for tax positions of prior years	0.0	0.0	0.2
Reduction for tax positions of prior years	(3.0)	0.0	0.0
Settlements with tax authorities	0.0	0.0	0.0
Balance, End of Year	$ 1.2	$ 4.2	$ 4.2